Stock Options and Warrants (Details Textual 2)					1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014 decimal shares	Apr. 08, 2013 $ / shares shares	Jan. 15, 2013 $ / shares shares	Aug. 31, 2015 shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 28, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2015 USD ($) decimal shares	Dec. 31, 2014 USD ($) decimal $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of expiration date	Dec. 31, 2016	Dec. 31, 2015
Unrecognized compensation cost | $								$ 2,081	$ 5,082	$ 2,081	$ 5,082
Stock option granted		950,000
Share price | $ / shares									$ 2.52		$ 2.52
Class of warrant or right, outstanding								6,422,124		6,422,124
Number of warrants issued during the period											6,932,124
Estimated fair value | $									$ 1,277,370		$ 1,277,370
Pricing model		Black Scholes option pricing model							Black-Scholes option pricing model
Expected term		368 days							368 days
Expected volatility rate									147.00%		147.00%
Risk free interest rate									0.25%		0.25%
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of expiration date	Dec. 31, 2015
2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options cost, expensed | $											$ 51,914
Stock options cost, expensed | $									$ 51,914		51,914
2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $								$ 1,001	4,002	$ 1,001	4,002
Stock options cost, expensed | $											3,462
Stock options cost, expensed | $						$ 1,731
2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $								540	540	540	540
2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $								$ 540	$ 540	$ 540	$ 540
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of expiration date											Dec. 29, 2014
Stock Options [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted				2,000
Stock options exercisable price | $ / shares				$ 1.38
Stock Options [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted							40,000
Stock options exercisable price | $ / shares							$ 1.80
Stock option granted, value | $							$ 55,376
Share price | $ / shares							$ 1.80
Stock option expiration period							5 years
Stock Options term, assumptions							5 years
Stock Options volatility, assumptions							106.00%
Stock Options risk free interest rate, assumptions							1.75%
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of expiration date					Dec. 31, 2017
Stock option granted					1,455,000
Share price | $ / shares								$ 1.60
Estimated fair value | $								$ 1,654,481
Pricing model								Black Scholes option pricing model
Expected term								854 days
Expected volatility rate								147.00%
Risk free interest rate								0.28%
Estate Of Salvatore J Bucchere [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised			4,000			2,000
Number of stock options exercised at exercise price $0.51			2,000			2,000
Exercise price of first 2000 stock options (in dollars per share) | $ / shares			$ 0.51			$ 0.51
Number of stock options exercised at exercise price $0.85			2,000
Exercise price of remaining stock options (in dollars per share) | $ / shares			$ 0.85
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted		625,000
Number of individuals | decimal		3
Officer [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted										1,685,000	1,685,000
Number of individuals | decimal											3
Officer [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted					750,000					750,000
Number of individuals | decimal										3
Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted		25,000
Number of individuals | decimal		1
Independent Director [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted										125,000	125,000
Number of individuals | decimal										3	3
Independent Director [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted					15,000					15,000
Number of individuals | decimal										1
Deputy Managing Director of Omagine LLC | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of expiration date										Mar. 31, 2017
Stock option granted										1,000,000	1,000,000
Number of individuals | decimal										3
Deputy Managing Director of Omagine LLC | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted					675,000					675,000